Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Intangible Assets And Goodwill [Line Items]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	28.2	27.7	21.4
Future amortization expense of intangible asset in 2015	26.5
Future amortization expense of intangible asset in 2016	25.6
Future amortization expense of intangible asset in 2017	25.1
Future amortization expense of intangible asset in 2018	24.4
Future amortization expense of intangible asset in 2019	$ 23.1